Fees Summary	Jun. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,118,000.00
Previously Paid Amount	0.00
Total Fee Amount	568.70
Total Offset Amount	0.00
Net Fee	568.70
Narrative - Max Aggregate Offering Price	$ 4,118,000.00
Final Prospectus	true